Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 67,500	$ 40,200	$ 32,400
Net of accumulated depreciation	190,631	123,740
Machinery and equipment
Property, Plant and Equipment [Line Items]
Rental fleet	799,500	361,600
Net of accumulated depreciation	$ 620,000	$ 279,500